John Hancock Mid Cap Growth Fund Investment Strategy - Class NAV [Member] - John Hancock Mid Cap Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized growth companies with significant capital appreciation potential.For the fund, “medium-sized companies” are those with market capitalizations, at the time of purchase, within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($903.91 million to $110.43 billion as of March 31, 2026) or the S&P Mid Cap 400 Index ($1.66 billion to $27.96 billion as of March 31, 2026).The manager defines growth companies as those companies that are included within the Russell Midcap Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell Midcap Index.The manager’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may also invest in American Depositary Receipts (ADRs). The manager will consider, but is not limited to, the MSCI market classifications in determining whether a country is a developed or emerging market country.